Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans (Summary Of Recorded Investment Based On Performance Of Loans By Class) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	$ 10,521,377		$ 9,599,886		$ 730,144
Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	10,401,293		9,457,928
Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	120,084		141,958
Purchased Non-Covered Commercial Real-Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	693	[1]
Purchased Non-Covered Commercial Real-Estate [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	693	[1]
Purchased Non-Covered Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	693	[2]
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	2,498,313		2,049,326
Commercial [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	2,479,295		2,032,466
Commercial [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	19,018		16,860
Commercial [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	1,450,451		1,310,753
Commercial [Member] | Commercial And Industrial [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	1,434,297		1,294,353
Commercial [Member] | Commercial And Industrial [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	16,154		16,400
Commercial [Member] | Franchise [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	142,775		119,488
Commercial [Member] | Franchise [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	140,983		119,488
Commercial [Member] | Franchise [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	1,792
Commercial [Member] | Mortgage Warehouse Lines Of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	180,450		131,306
Commercial [Member] | Mortgage Warehouse Lines Of Credit [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	180,450		131,306
Commercial [Member] | Community Advantage - Homeowners Association [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	77,504		75,542
Commercial [Member] | Community Advantage - Homeowners Association [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	77,504		75,542
Commercial [Member] | Aircraft [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	20,397		24,618
Commercial [Member] | Aircraft [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	20,397		24,618
Commercial [Member] | Asset-Based Lending [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	465,737		288,979
Commercial [Member] | Asset-Based Lending [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	464,665		288,562
Commercial [Member] | Asset-Based Lending [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	1,072		417
Commercial [Member] | Municipal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	78,319		56,343
Commercial [Member] | Municipal [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	78,319		56,343
Commercial [Member] | Leases [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	72,134		41,541
Commercial [Member] | Leases [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	72,134		41,498
Commercial [Member] | Leases [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans			43
Commercial [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	2,125		756
Commercial [Member] | Other [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	2,125		756
Commercial [Member] | Purchased Non-Covered Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	8,421	[1],[2]
Commercial [Member] | Purchased Non-Covered Commercial [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	8,421	[1]
Commercial Real-Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	3,514,261		3,338,007
Commercial Real-Estate [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	3,447,753		3,244,044
Commercial Real-Estate [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	66,508		93,963
Commercial Real-Estate [Member] | Residential Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	65,811		95,947
Commercial Real-Estate [Member] | Residential Construction [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	63,818		85,937
Commercial Real-Estate [Member] | Residential Construction [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	1,993		10,010
Commercial Real-Estate [Member] | Commercial Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	169,876		131,672
Commercial Real-Estate [Member] | Commercial Construction [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	167,718		129,852
Commercial Real-Estate [Member] | Commercial Construction [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	2,158		1,820
Commercial Real-Estate [Member] | Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	178,531		260,189
Commercial Real-Estate [Member] | Land [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	146,984		222,587
Commercial Real-Estate [Member] | Land [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	31,547		37,602
Commercial Real-Estate [Member] | Office [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	554,446		535,331
Commercial Real-Estate [Member] | Office [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	543,832		522,613
Commercial Real-Estate [Member] | Office [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	10,614		12,718
Commercial Real-Estate [Member] | Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	555,802		500,301
Commercial Real-Estate [Member] | Industrial [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	553,800		496,821
Commercial Real-Estate [Member] | Industrial [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	2,002		3,480
Commercial Real-Estate [Member] | Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	536,729		510,527
Commercial Real-Estate [Member] | Retail [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	531,363		507,262
Commercial Real-Estate [Member] | Retail [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	5,366		3,265
Commercial Real-Estate [Member] | Multi-Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	314,557		290,954
Commercial Real-Estate [Member] | Multi-Family [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	309,821		286,160
Commercial Real-Estate [Member] | Multi-Family [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	4,736		4,794
Commercial Real-Estate [Member] | Mixed Use And Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	1,086,654		1,013,086
Commercial Real-Estate [Member] | Mixed Use And Other [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	1,078,562		992,812
Commercial Real-Estate [Member] | Mixed Use And Other [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	8,092		20,274
Commercial Real-Estate [Member] | Purchased Non-Covered Commercial Real-Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	51,855	[1],[2]
Commercial Real-Estate [Member] | Purchased Non-Covered Commercial Real-Estate [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	51,855	[1]
Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	862,345		914,412
Home Equity [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	848,181		906,987
Home Equity [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	14,164		7,425
Residential Real-Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	349,596		353,336
Residential Real-Estate [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	342,977		347,251
Residential Real-Estate [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	6,619		6,085
Commercial Insurance [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	1,412,454		1,265,500
Commercial Insurance [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	1,399,418		1,248,817
Commercial Insurance [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	13,036		16,683
Life Insurance [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	1,096,762		826,299
Life Insurance [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	1,096,708		826,119
Life Insurance [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	54		180
Purchased Life Insurance [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	598,463	[1],[2]	695,587	[1],[2]
Purchased Life Insurance [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	598,463	[1]	695,587	[1]
Indirect Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	64,545		51,147
Indirect Consumer [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	64,093		50,638
Indirect Consumer [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	452		509
Consumer And Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	123,866		106,272
Consumer And Other [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	123,633		106,019
Consumer And Other [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	233		253
Purchased Non-Covered Consumer And Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	79	[1],[2]
Purchased Non-Covered Consumer And Other [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, net of unearned income, excluding covered loans	$ 79	[1]

[1]	Purchased loans represent loans acquired with evidence of credit quality deterioration since origination, in accordance with ASC 310-30.
[2]	Purchased loans represent loans acquired with evidence of credit quality deterioration since origination, in accordance with ASC 310-30. Loan agings are based upon contractually required payments.